Financial Instruments, Summary of Derivative Instruments Gain (Losses) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of Derivative Instruments Gains (Losses) [Abstract]
Net gains recorded in AOCL expected to be reclassified to net income in the future	$ 26
Currency Losses Net	12	11	26
Interest Rate Contracts [Member] | Interest Expense [Member] | Fair Value Hedging [Member]
Summary of Derivative Instruments Gains (Losses) [Abstract]
Derivative Gain (Loss) Recognized in Income	15	99	(18)
Hedged Item Gain (Loss) Recognized in Income	(15)	(99)	18
Foreign exchange contracts - forwards [Member] | Cash Flow Hedging [Member]
Summary of Derivative Instruments Gains (Losses) [Abstract]
Derivative Gain (Loss) Recognized in OCI	30	46	(1)
Foreign exchange contracts - forwards [Member] | Cost of Sales [Member] | Cash Flow Hedging [Member]
Summary of Derivative Instruments Gains (Losses) [Abstract]
Gain (Loss) Reclassified from AOCI to Income	14	28	(2)
Foreign exchange contracts - forwards [Member] | Other expense - Currency gains (losses), net [Member] | Derivatives Not Designated as Hedging Instruments [Member]
Summary of Derivative Instruments Gains (Losses) [Abstract]
Derivative Gain (Loss) Recognized in Income	$ 33	$ 113	$ 49